14. Loans, Debentures, and Finance Leases (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Transaction costs, beginning	R$ 39,792	R$ 18,878
Incurred cost	44,369	28,836
Amortization	(12,075)	(7,922)
Transaction costs, ending	R$ 72,086	R$ 39,792
Notes in the foreign market
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Effective rate of transaction costs	0.00%	0.00%
Transaction costs, beginning	R$ 16,612	R$ 0
Incurred cost	0	16,821
Amortization	(1,314)	(209)
Transaction costs, ending	R$ 15,298	R$ 16,612
Banco do Brasil
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Effective rate of transaction costs	0.20%	0.20%
Transaction costs, beginning	R$ 12,182	R$ 11,883
Incurred cost	0	3,529
Amortization	(4,117)	(3,230)
Transaction costs, ending	R$ 8,065	R$ 12,182
Debentures
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Effective rate of transaction costs	0.20%	0.10%
Transaction costs, beginning	R$ 6,835	R$ 1,801
Incurred cost	42,388	6,407
Amortization	(4,514)	(1,373)
Transaction costs, ending	R$ 44,709	R$ 6,835
Foreign Loans
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Effective rate of transaction costs	0.20%	0.20%
Transaction costs, beginning	R$ 2,211	R$ 4,649
Incurred cost	563	0
Amortization	(1,561)	(2,438)
Transaction costs, ending	R$ 1,213	R$ 2,211
Other
SummaryOfLoansDebenturesAndFinanceLeasesLineItems [Line Items]
Effective rate of transaction costs	0.20%	0.20%
Transaction costs, beginning	R$ 1,952	R$ 545
Incurred cost	1,418	2,079
Amortization	(569)	(672)
Transaction costs, ending	R$ 2,801	R$ 1,952